FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2024	2023
	In equivalent millions of Argentine pesos
Assets	433,555	475,366
Liabilities	(3,205,208)	(5,981,892)
Liabilities Net	(2,771,653)	(5,506,526)

Schedule of the proportion of fixed-rate and variable-rate borrowings

The proportion of fixed-rate and variable-rate borrowings as of December 31, 2024 and 2023 is detailed below:

	2024		2023
	$	%	$	%
Fixed rate	3,173,840	90%	4,254,844	75%
Variable rate	336,346	10%	1,397,256	25%
Total borrowings (*)	3,510,186	100%	5,652,100	100%

(*)includes capital and interest.

Schedule of theoretical exposure to credit risk

	Cash and cash		Trade	Other	Total as of
Date due	equivalents	Investments	receivables, net	receivables, net	December 31, 2024
Total due	—	—	135,702	1,295	136,997
Total not due	388,241	40,961	225,835	22,945	677,982
Total as of December 31, 2024	388,241	40,961	361,537	24,240	814,979

	Cash and cash		Trade	Other	Total as of
Date due	equivalents	Investments	receivables, net	receivables, net	December 31, 2023
Total due	—	—	215,044	4,027	219,071
Total not due	424,356	329,258	138,519	58,682	950,815
Total as of December 31, 2023	424,356	329,258	353,563	62,709	1,169,886

Schedule of breakdown of financial liabilities into relevant maturity groups

	Trade		Leases	Other	Total as of
Maturity Date	payables	Borrowings	liabilities	liabilities	December 31, 2024
Due	28,055	—	—	—	28,055
January 2025 thru December 2025	514,312	1,311,431	94,803	17,281	1,937,827
January 2026 thru December 2026	14,238	815,817	61,822	4,093	895,970
January 2027 thru December 2027	5,638	457,653	47,070	—	510,361
January 2028 and thereafter	219	1,565,363	93,403	—	1,658,985
	562,462	4,150,264	297,098	21,374	5,031,198

	Trade		Leases	Other	Total as of
Maturity Date	payables	Borrowings	liabilities	liabilities	December 31, 2023
Due	317,117	—	—	—	317,117
January 2024 thru December 2024	630,678	1,557,039	83,759	28,625	2,300,101
January 2025 thru December 2025	1,294	1,887,227	66,287	6,642	1,961,450
January 2026 thru December 2026	390	1,742,225	34,748	6,157	1,783,520
January 2027 and thereafter	743	1,033,174	75,868	909	1,110,694
	950,222	6,219,665	260,662	42,333	7,472,882

Schedule of working capital breakdown and its main variations

	2024	2023	Variation
Trade receivables	361,010	352,894	8,116
Other receivables	54,586	86,292	(31,706)
Inventories	73,721	83,741	(10,020)
Current liabilities (not considering borrowings)	(1,080,218)	(1,442,832)	362,614
Negative operative working capital	(590,901)	(919,905)	329,004
Over revenues	11.71%	16.82%

Cash and cash equivalents	388,241	424,356	(36,115)
Other receivables	—	4,115	(4,115)
Investments	40,961	329,258	(288,297)
Current borrowings	(1,308,379)	(1,496,584)	188,205
Net Current financial (liability) asset	(879,177)	(738,855)	(140,322)

Assets classified as held for sale	2,153	—	2,153

Negative working capital (current assets – current liabilities)	(1,467,925)	(1,658,760)	190,835
Liquidity rate	0.38	0.44	(0.06)